Class A Ordinary Shares Subject to Possible Redemption (Details) - Schedule of Ordinary Shares Subject to Possible Redemption - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Shares Subject To Mandatory Redemption By Settlement Terms Line Items
Gross proceeds			$ 345,000,000
Less:
Proceeds allocated to public warrants			$ (14,662,500)
Class A ordinary shares issuance costs (in Shares)			(29,430,786)
Redemptions		$ (180,870,897)
Plus:
Waiver of deferred underwriting fees		4,624,725
Increase in redemption value of Class A ordinary shares subject to possible redemption		9,532,958	$ 48,984,439
Class A ordinary shares subject to possible redemption		183,177,939	349,891,153
Class A Ordinary Shares [Member]
Shares Subject To Mandatory Redemption By Settlement Terms Line Items
Gross proceeds			345,000,000
Less:
Proceeds allocated to public warrants			$ (14,662,500)
Class A ordinary shares issuance costs (in Shares)			(29,430,786)
Redemptions		(180,870,897)
Plus:
Waiver of deferred underwriting fees		4,624,725
Increase in redemption value of Class A ordinary shares subject to possible redemption	$ 2,270,250	9,532,958	$ 48,984,439
Class A ordinary shares subject to possible redemption	$ 185,448,189	$ 183,177,939	$ 349,891,153